INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES The components of inventories at December 31 were as follows:

	2020	2019
Electronic components	$19,468	$17,504
Finished goods	13,347	18,830
	$32,815	$36,334